Supplementary Information to the Statements of Comprehensive Income (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2014 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Supplementary Information to the Statements of Comprehensive Income [Abstract]
Salaries and related expenses	₪ 10	₪ 3,695	$ 1,066	₪ 3,808	₪ 3,796
Share-based payment		519	150	1,261	745
Patent registration fees		322	92	358	617
Rentals and maintenance of laboratory		610	153	610	607
Materials and subcontractors		3,797	1,118	3,145	4,633
Revaluation of the liability with respect to the IIA grants		10,300	2,971
Depreciation		311	90	573	495
Total gross		19,423	5,602	9,397	10,736
Participation by IIA and UNISEC		(646)	(186)	(1,603)	(2,830)
Research and development expense		₪ 18,777	$ 5,416	₪ 7,794	₪ 7,906